Credit quality of loans and advances to banks and customers (Tables)	6 Months Ended
Jun. 30, 2019
Credit quality of loans and advances to banks and customers
Schedule of credit quality of loans and advances to banks and customers

Gross drawn exposures

At 30 June 2019					Purchased
					or
					originated
					credit-
	PD	Stage 1	Stage 2	Stage 3	impaired	Total
	range	£m	£m	£m	£m	£m
Loans and advances to banks:
CMS 1-10	0.00-0.50%	3,997	14	—	—	4,011
CMS 11-14	0.51-3.00%	192	—	—	—	192
CMS 15-18	3.01-20.00%	—	—	—	—	—
CMS 19	20.01-99.99%	—	—	—	—	—
CMS 20-23	100%	—	—	—	—	—
		4,189	14	—	—	4,203
Loans and advances to customers:
Retail – mortgages
RMS 1-6	0.00-4.50%	252,238	13,585	—	—	265,823
RMS 7-9	4.51-14.00%	22	1,842	—	—	1,864
RMS 10	14.01-20.00%	—	421	—	—	421
RMS 11-13	20.01-99.99%	—	1,028	—	—	1,028
RMS 14	100.00%	—	—	1,543	14,614	16,157
		252,260	16,876	1,543	14,614	285,293
Retail – unsecured
RMS 1-6	0.00-4.50%	22,749	1,213	—	—	23,962
RMS 7-9	4.51-14.00%	1,782	738	—	—	2,520
RMS 10	14.01-20.00%	36	143	—	—	179
RMS 11-13	20.01-99.99%	11	545	—	—	556
RMS 14	100.00%	—	-	678	—	678
		24,578	2,639	678	—	27,895
Retail – UK Motor Finance
RMS 1-6	0.00-4.50%	14,013	881	—	—	14,894
RMS 7-9	4.51-14.00%	327	236	—	—	563
RMS 10	14.01-20.00%	—	93	—	—	93
RMS 11-13	20.01-99.99%	3	192	—	—	195
RMS 14	100.00%	—	—	137	—	137
		14,343	1,402	137	—	15,882
Retail – other
RMS 1-6	0.00-4.50%	8,252	370	—	—	8,622
RMS 7-9	4.51-14.00%	—	107	—	—	107
RMS 10	14.01-20.00%	—	10	—	—	10
RMS 11-13	20.01-99.99%	167	28	—	—	195
RMS 14	100.00%	—	—	132	—	132
		8,419	515	132	—	9,066
CMS 1-10	0.00-0.50%	1,538	275	—	—	1,813
CMS 11-14	0.51-3.00%	—	—	—	—	—
CMS 15-18	3.01-20.00%	—	—	—	—	—
CMS 19	20.01-99.99%	—	—	—	—	—
CMS 20-23	100%	—	—	29	—	29
		1,538	275	29	—	1,842
Total Retail		301,138	21,707	2,519	14,614	339,978

At 30 June 2019					Purchased
					or
					originated
					credit-
	PD	Stage 1	Stage 2	Stage 3	impaired	Total
	range	£m	£m	£m	£m	£m

Commercial
CMS 1-10	0.00-0.50%	51,267	341	—	—	51,608
CMS 11-14	0.51-3.00%	20,915	4,670	—	—	25,585
CMS 15-18	3.01-20.00%	598	2,314	—	—	2,912
CMS 19	20.01-99.99%	—	64	—	—	64
CMS 20-23	100%	—	—	3,429	—	3,429
		72,780	7,389	3,429	—	83,598
Other
RMS 1-6	0.00-4.50%	795	50	—	—	845
RMS 7-9	4.51-14.00%	—	—	—	—	—
RMS 10	14.01-20.00%	—	—	—	—	—
RMS 11-13	20.01-99.99%	—	—	—	—	—
RMS 14	100.00%	—	—	56	—	56
		795	50	56	—	901
CMS 1-10	0.00-0.50%	50,909	—	—	—	50,909
CMS 11-14	0.51-3.00%	—	—	—	—	—
CMS 15-18	3.01-20.00%	—	—	—	—	—
CMS 19	20.01-99.99%	—	—	—	—	—
CMS 20-23	100%	—	—	—	—	—
		50,909	—	—	—	50,907
Total loans and advances to customers		425,622	29,146	6,004	14,614	475,386

In respect of:
Retail		301,138	21,707	2,519	14,614	339,978
Commercial		72,780	7,389	3,429	—	83,598
Other		51,704	50	56	—	51,810
Total loans and advances to customers		425,622	29,146	6,004	14,614	475,386

Expected credit losses

At 30 June 2019					Purchased
					or
					originated
					credit-
	PD	Stage 1	Stage 2	Stage 3	impaired	Total
	range	£m	£m	£m	£m	£m
Loans and advances to banks:
CMS 1-10	0.00-0.50%	—	—	—	—	—
CMS 11-14	0.51-3.00%	1	—	—	—	1
CMS 15-18	3.01-20.00%	—	—	—	—	—
CMS 19	20.01-99.99%	—	—	—	—	—
CMS 20-23	100%	—	—	—	—	—
		1	—	—	—	1
Loans and advances to customers:
Retail – mortgages
RMS 1-6	0.00-4.50%	37	168	—	—	205
RMS 7-9	4.51-14.00%	—	36	—	—	36
RMS 10	14.01-20.00%	—	15	—	—	15
RMS 11-13	20.01-99.99%	—	47	—	—	47
RMS 14	100.00%	—	—	134	181	315
		37	266	134	181	618
Retail – unsecured
RMS 1-6	0.00-4.50%	184	48	—	—	232
RMS 7-9	4.51-14.00%	70	76	—	—	146
RMS 10	14.01-20.00%	4	26	—	—	30
RMS 11-13	20.01-99.99%	3	180	—	—	183
RMS 14	100.00%	—	—	215	—	215
		261	330	215	—	806
Retail – UK Motor Finance
RMS 1-6	0.00-4.50%	187	19	—	—	206
RMS 7-9	4.51-14.00%	13	11	—	—	24
RMS 10	14.01-20.00%	—	9	—	—	9
RMS 11-13	20.01-99.99%	—	31	—	—	31
RMS 14	100.00%	—	—	77	—	77
		200	70	77	—	347
Retail - other
RMS 1-6	0.00-4.50%	6	9	—	—	15
RMS 7-9	4.51-14.00%	—	3	—	—	3
RMS 10	14.01-20.00%	—	—	—	—	—
RMS 11-13	20.01-99.99%	—	—	—	—	—
RMS 14	100.00%	—	—	46	—	46
		6	12	46	—	64
CMS 1-10	0.00-0.50%	20	19	—	—	39
CMS 11-14	0.51-3.00%	—	—	—	—	—
CMS 15-18	3.01-20.00%	—	—	—	—	—
CMS 19	20.01-99.99%	—	—	—	—	—
CMS 20-23	100%	—	—	6	—	6
		20	19	6	—	45
Total Retail		524	697	478	181	1,880

At 30 June 2019					Purchased
					or
					originated
					credit-
	PD	Stage 1	Stage 2	Stage 3	impaired	Total
	range	£m	£m	£m	£m	£m

Commercial
CMS 1-10	0.00-0.50%	30	1	—	—	31
CMS 11-14	0.51-3.00%	46	109	—	—	155
CMS 15-18	3.01-20.00%	3	139	—	—	142
CMS 19	20.01-99.99%	—	5	—	—	5
CMS 20-23	100%	—	—	964	—	964
		79	254	964	—	1,297
Other
RMS 1-6	0.00-4.50%	10	1	—	—	11
RMS 7-9	4.51-14.00%	—	—	—	—	—
RMS 10	14.01-20.00%	—	—	—	—	—
RMS 11-13	20.01-99.99%	—	—	—	—	—
RMS 14	100.00%	—	—	11	—	11
		10	1	11	—	22
CMS 1-10	0.00-0.50%	—	—	—	—	—
CMS 11-14	0.51-3.00%	—	—	—	—	—
CMS 15-18	3.01-20.00%	—	—	—	—	—
CMS 19	20.01-99.99%	—	—	—	—	—
CMS 20-23	100%	—	—	—	—	—
		—	—	—	—	—
Total loans and advances to customers		613	952	1,453	181	3,199

In respect of:
Retail		524	697	478	181	1,880
Commercial		79	254	964	—	1,297
Other		10	1	11	—	22
Total loans and advances to customers		613	952	1,453	181	3,199

Gross drawn exposures

At 31 December 2018					Purchased
					or
					originated
					credit-
	PD	Stage 1	Stage 2	Stage 3	impaired	Total
	range	£m	£m	£m	£m	£m
Loans and advances to banks:
CMS 1-10	0.00-0.50%	3,586	2	—	—	3,588
CMS 11-14	0.51-3.00%	105	—	—	—	105
CMS 15-18	3.01-20.00%	—	—	—	—	—
CMS 19	20.01-99.99%	—	—	—	—	—
CMS 20-23	100%	—	—	—	—	—
		3,691	2	—	—	3,693
Loans and advances to customers:
Retail – mortgages
RMS 1-6	0.00-4.50%	257,740	10,784	—	—	268,524
RMS 7-9	4.51-14.00%	57	1,709	—	—	1,766
RMS 10	14.01-20.00%	—	262	—	—	262
RMS 11-13	20.01-99.99%	—	899	—	—	899
RMS 14	100.00%	—	—	1,393	15,391	16,784
		257,797	13,654	1,393	15,391	288,235
Retail – unsecured
RMS 1-6	0.00-4.50%	22,363	1,079	—	—	23,442
RMS 7-9	4.51-14.00%	2,071	774	—	—	2,845
RMS 10	14.01-20.00%	72	167	—	—	239
RMS 11-13	20.01-99.99%	199	687	—	—	886
RMS 14	100.00%	—	—	703	—	703
		24,705	2,707	703	—	28,115
Retail – UK Motor Finance
RMS 1-6	0.00-4.50%	12,918	954	—	—	13,872
RMS 7-9	4.51-14.00%	301	318	—	—	619
RMS 10	14.01-20.00%	—	111	—	—	111
RMS 11-13	20.01-99.99%	5	197	—	—	202
RMS 14	100.00%	—	—	129	—	129
		13,224	1,580	129	—	14,933
Retail - other
RMS 1-6	0.00-4.50%	7,428	473	—	—	7,901
RMS 7-9	4.51-14.00%	190	60	—	—	250
RMS 10	14.01-20.00%	—	7	—	—	7
RMS 11-13	20.01-99.99%	211	23	—	—	234
RMS 14	100.00%	—	—	136	—	136
		7,829	563	136	—	8,528
CMS 1-10	0.00-0.50%	1,605	231	—	—	1,836
CMS 11-14	0.51-3.00%	—	6	—	—	6
CMS 15-18	3.01-20.00%	—	—	—	—	—
CMS 19	20.01-99.99%	—	—	—	—	—
CMS 20-23	100%	—	—	29	—	29
		1,605	237	29	—	1,871
Total Retail		305,160	18,741	2,390	15,391	341,682

At 31 December 2018					Purchased
					or
					originated
					credit-
	PD	Stage 1	Stage 2	Stage 3	impaired	Total
	range	£m	£m	£m	£m	£m

Commercial
CMS 1-10	0.00-0.50%	50,143	100	—	—	50,243
CMS 11-14	0.51-3.00%	24,760	3,442	—	—	28,202
CMS 15-18	3.01-20.00%	1,287	2,962	—	—	4,249
CMS 19	20.01-99.99%	—	54	—	—	54
CMS 20-23	100%	—	—	2,958	—	2,958
		76,190	6,558	2,958	—	85,706
Other
RMS 1-6	0.00-4.50%	804	3	—	—	807
RMS 7-9	4.51-14.00%	—	—	—	—	—
RMS 10	14.01-20.00%	—	—	—	—	—
RMS 11-13	20.01-99.99%	—	—	—	—	—
RMS 14	100.00%	—	—	49	—	49
		804	3	49	—	856
CMS 1-10	0.00-0.50%	38,814	—	—	—	38,814
CMS 11-14	0.51-3.00%	—	6	—	—	6
CMS 15-18	3.01-20.00%	—	—	—	—	—
CMS 19	20.01-99.99%	e —	—	—	—	—
CMS 20-23	100%	—	—	—	—	—
		38,814	6	—	—	38,820
Total loans and advances to customers		420,968	25,308	5,397	15,391	467,064

In respect of:
Retail		305,160	18,741	2,390	15,391	341,682
Commercial		76,190	6,558	2,958	—	85,706
Other		39,618	9	49	—	39,676
Total loans and advances to customers		420,968	25,308	5,397	15,391	467,064

Expected credit losses

At 31 December 2018					Purchased
					or
					originated
					credit-
	PD	Stage 1	Stage 2	Stage 3	impaired	Total
	range	£m	£m	£m	£m	£m
Loans and advances to banks:
CMS 1-10	0.00-0.50%	1	—	—	—	1
CMS 11-14	0.51-3.00%	—	—	—	—	—
CMS 15-18	3.01-20.00%	—	—	—	—	—
CMS 19	20.01-99.99%	—	—	—	—	—
CMS 20-23	100%	—	—	—	—	—
		1	—	—	—	1
Loans and advances to customers:
Retail – mortgages
RMS 1-6	0.00-4.50%	37	141	—	—	178
RMS 7-9	4.51-14.00%	—	34	—	—	34
RMS 10	14.01-20.00%	—	9	—	—	9
RMS 11-13	20.01-99.99%	—	42	—	—	42
RMS 14	100.00%	—	—	118	78	196
		37	226	118	78	459
Retail – unsecured
RMS 1-6	0.00-4.50%	135	46	—	—	181
RMS 7-9	4.51-14.00%	57	83	—	—	140
RMS 10	14.01-20.00%	4	29	—	—	33
RMS 11-13	20.01-99.99%	3	171	—	—	174
RMS 14	100.00%	—	—	228	—	228
		199	329	228	—	756
Retail – UK Motor Finance
RMS 1-6	0.00-4.50%	114	19	—	—	133
RMS 7-9	4.51-14.00%	6	15	—	—	21
RMS 10	14.01-20.00%	—	11	—	—	11
RMS 11-13	20.01-99.99%	1	34	—	—	35
RMS 14	100.00%	—	—	78	—	78
		121	79	78	—	278
Retail - other
RMS 1-6	0.00-4.50%	10	8	—	—	18
RMS 7-9	4.51-14.00%	2	2	—	—	4
RMS 10	14.01-20.00%	—	—	—	—	—
RMS 11-13	20.01-99.99%	—	1	—	—	1
RMS 14	100.00%	—	—	53	—	53
		12	11	53	—	76
CMS 1-10	0.00-0.50%	20	17	—	—	37
CMS 11-14	0.51-3.00%	—	—	—	—	—
CMS 15-18	3.01-20.00%	—	—	—	—	—
CMS 19	20.01-99.99%	—	—	—	—	—
CMS 20-23	100%	—	—	7	—	7
		20	17	7	—	44
Total Retail		389	662	484	78	1,613

At 31 December 2018					Purchased
					or
					originated
					credit-
	PD	Stage 1	Stage 2	Stage 3	impaired	Total
	range	£m	£m	£m	£m	£m

Commercial
CMS 1-10	0.00-0.50%	28	1	—	—	29
CMS 11-14	0.51-3.00%	49	86	—	—	135
CMS 15-18	3.01-20.00%	10	230	—	—	240
CMS 19	20.01-99.99%	—	7	—	—	7
CMS 20-23	100%	—	—	940	—	940
		87	324	940	—	1,351
Other
RMS 1-6	0.00-4.50%	43	—	—	—	43
RMS 7-9	4.51-14.00%	—	—	—	—	—
RMS 10	14.01-20.00%	—	—	—	—	—
RMS 11-13	20.01-99.99%	—	—	—	—	—
RMS 14	100.00%	—	—	10	—	10
		43	—	10	—	53
CMS 1-10	0.00-0.50%	—	—	—	—	—
CMS 11-14	0.51-3.00%	—	6	—	—	6
CMS 15-18	3.01-20.00%	—	—	—	—	—
CMS 19	20.01-99.99%	—	—	—	—	—
CMS 20-23	100%	—	—	—	—	—
		—	6	—	—	6
Total loans and advances to customers		519	992	1,434	78	3,023

In respect of:
Retail		389	662	484	78	1,613
Commercial		87	324	940	—	1,351
Other		43	6	10	—	59
Total loans and advances to customers		519	992	1,434	78	3,023